Non-controlling Interests (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non-controlling interests	$ 147,332,125	$ 119,017,799
Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	43,663,968	41,631,934
Bebidasdel Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	17,282,983	17,482,168
AguasCCUNestleChileSA [member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	28,814,742	27,624,099
Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	11,083,795	10,832,080
Compania Pisquera De Chile SA [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	11,887,306	10,055,062
Distribuidoradel Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	2,950,600	1,954,734
D and D SpA [member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	1,424,723	1,415,053
Aguas De Origen S A [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	12,262,838
A V Sa [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	9,274,217
Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	7,054,461	6,211,874
Other Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	$ 1,632,492	$ 1,810,795